NOTE 23. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
NOTE 23 - CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF AUTOCHINA INTERNATIONAL LIMITED

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2012 and 2011, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2012	2011

Assets
Cash and cash equivalents	$95	$80
Prepaid expenses and other current assets	230	301
Investment in subsidiaries	151,661	207,071
Due from subsidiaries	77,251	84,794
Total assets	$229,237	$292,246

Liabilities
Other payables and accrued liabilities	$877	$1,063

Shareholders’ equity
Ordinary shares - $0.001 par value authorized - 100,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2012, respectively; and $0.001 par value authorized – 50,000,000 shares; issued and outstanding – 23,538,919 shares at December 31, 2011, respectively	24	24
Additional paid-in capital	323,856	404,745
Accumulated losses	(118,490)	(136,154)
Accumulated other comprehensive income	22,970	22,568
Total shareholders’ equity	228,360	291,183

Total liabilities and shareholders’ equity	$229,237	$292,246

Condensed Statement of Operations

	Years ended December 31,
	2012	2011	2010

Equity in profit of subsidiaries	$29,630	$48,052	$43,073

General and administrative expenses	6,140	5,600	4,940
Other income	(59)	—	—
Interest expense	—	1	33
Total operating expenses	6,081	5,601	4,973

Income from operations	23,549	42,451	38,100
Loss on change in fair value of earn-out obligation	—	(17,300)	(100,400)
Net income (loss)	$23,549	$25,151	$(62,300)

Condensed Statement of Cash flows

	December 31,
	2012	2011	2010

Net cash and cash equivalents provided by (used in) operating activities	$83,799	$(2,063)	$(1,797)
Net cash and cash equivalents provided by (used in) investing activities	7,543	1,873	(78,745)
Net cash and cash equivalents (used in) provided by financing activities	(91,327)	—	74,908
Cash and cash equivalents, beginning of the year	80	270	5,904
Cash and cash equivalents, end of the year	$95	$80	$270